Pension benefits	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Pension benefits
Pension benefits

Defined benefit plans

NADL has several defined benefit pension plans covering substantially all Norwegian employees. All of the plans are administered by a life insurance company.

For onshore employees in Norway, who are participants in the defined benefit plans, the primary benefits are a retirement pension of approximately 66 percent of salary at retirement age of 67 years, together with a long-term disability pension. The retirement pension per employee is capped at an annual payment of 66 percent of the total of 12 times the Norwegian Social Security Base. Most employees in this group may choose to retire at 62 years of age on a pre-retirement pension. Offshore employees in Norway have a retirement and long-term disability pension of approximately 60 percent of salary at retirement age of 67. Most offshore employees on drilling units may choose to retire at 60 years of age on a pre-retirement pension.

During the period ended December 31, 2016, a number of employees left the Company and as a result the defined benefit scheme transferred the pension liability for these employees to the life insurance company administering the scheme. In addition, one of the defined benefit schemes is being closed down and the members transferred into a new defined contribution scheme. The difference between the reduction in benefit obligation and reduction in the plan assets transferred to the life insurance company has been recognized within "Total net pension cost". In addition, net unrecognized actuarial losses have been recognized as a result of the settlement within the "Total net pension cost". The net impact of the settlement was a gain of $1 million.

Consolidated Balance Sheet position

(In US$ millions)	December 31, 2016	December 31, 2015
Accrued pension liabilities - Non-current liabilities	3	37
Less: Deferred tax (Asset)	(1)	(8)
Shareholders equity	2	29

Annual pension cost

	Year ended December 31,
(In US$ millions)	2016	2015	2014
Service cost	7	12	13
Interest cost on prior years’ benefit obligation	3	4	7
Gross pension cost for the year	10	16	20
Expected return on plan assets	(4)	(3)	(6)
Administration charges	—	1	1
Net pension cost for the year	6	14	15
Social security cost	1	2	2
Amortization of actuarial gains/losses	1	3	2
Impact of settlement/curtailment funded status	(1)	—	—
Total net pension cost	7	19	19

The funded status of the defined benefit plan

(In US$ millions)	December 31, 2016	December 31, 2015
Projected benefit obligations at end of period	60	130
Plan assets at market value	(58)	(97)
Accrued pension liability exclusive social security	2	33
Social security related to pension obligations	1	4
Accrued pension liabilities	3	37

Change in projected benefit obligations

(In US$ millions)	December 31, 2016	December 31, 2015
Projected benefit obligations at beginning of period	130	186
Interest cost	3	4
Service cost	7	12
Benefits paid	(3)	(2)
Change in unrecognized actuarial gain	(28)	(20)
Settlement	(54)	(20)
Foreign currency translations	5	(30)
Projected benefit obligations at end of period	60	130

Change in pension plan assets

(In US$ millions)	December 31, 2016	December 31, 2015
Fair value of plan assets at beginning of year	97	114
Estimated return	4	3
Contribution by employer	9	12
Administration charges	—	(1)
Benefits paid	(3)	(2)
Change in unrecognized actuarial loss	(1)	—
Settlement	(52)	(11)
Foreign currency translations	4	(18)
Fair value of plan assets at end of year	58	97

The accumulated benefit obligation for all defined benefit pension plans was $54 million and $101 million at December 31, 2016 and 2015, respectively.

Pension obligations are actuarially determined and are critically affected by the assumptions used, including the expected return on plan assets, discount rates, compensation increases and employee turnover rates. The Company periodically reviews the assumptions used, and adjusts them and the recorded liabilities as necessary.

During the year a number of employees left the Company and as a result the defined benefit scheme transferred the pension liability for these employees to the life insurance company administering the scheme. The difference between the reduction in benefit obligation and the plan assets transferred to the life insurance company has been recognized within “Other comprehensive income.” The settlement is not deemed to be significant in the context of the overall scheme and as such net unrecognized actuarial losses have not been recycled as a result of the settlement.

The expected rate of return on plan assets and the discount rate applied to projected benefits are particularly important factors in calculating the Company’s pension expense and liabilities. The Company evaluates assumptions regarding the estimated rate of return on plan assets based on historical experience and future expectations on investment returns, utilizing the asset allocation classes held by the plan’s portfolios. The discount rate is based on the covered bond rate in Norway. Changes in these and other assumptions used in the actuarial computations could impact the projected benefit obligations, pension liabilities, pension expense and other comprehensive income.

Assumptions used in calculation of pension obligations

	Year ended December 31,
(In %)	2016	2015	2014
Rate of compensation increase at the end of year	2.50%	2.50%	2.75%
Discount rate at the end of year	2.10%	2.70%	2.30%
Prescribed pension index factor	1.20%	1.20%	1.20%
Expected return on plan assets for the year	3.00%	3.30%	3.20%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.25%	2.50%	2.50%

The weighted-average asset allocation of funds related to the Company’s defined benefit plan at December 31, was as follows:

Pension benefit plan assets

(In %)	December 31, 2016	December 31, 2015
Equity securities	7.1%	6.1%
Debt securities	54.7%	47.5%
Real estate	9.4%	14.7%
Money market	28.1%	25.2%
Other	0.7%	6.50%
Total	100.0%	100.0%

The investment policies and strategies for the pension benefit plan funds do not use target allocations for the individual asset categories. The investment objectives are to maximize returns subject to specific risk management policies. The Company diversifies its allocation of plan assets by investing in both domestic and international fixed income securities and domestic and international equity securities. These investments are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Cash flows - Contributions expected to be paid

The table below shows the Company’s expected annual pension plans contributions under defined benefit plans for the years ending December 31, 2017-2026. The expected payments are based on the assumptions used to measure the Company’s obligations at December 31, 2016 and include estimated future employee services.

(In US$ millions)	December 31, 2016
2017	2
2018	2
2019	2
2020	2
2021	2
2022-2026	12
Total payments expected during the next 10 years	22

Defined contribution and other plans

Company contributions to personal defined contribution pension and other plans totaled $26 million, $29 million and $34 million for the years to December 31, 2016, 2015 and 2014, respectively, and were charged to operations as they became payable.